OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 7,056	$ 7,405
Deferred revenues from IIA	110	282
Government authorities	1,955	2,592
Foreign currency derivative contracts	901	78
Holdback and contingent earnout	1,216	834
Provision for returns	90	233
Others	96	190
Total other payables and accrued expenses	$ 11,424	$ 11,614